Capital Group Central Corporate Bond Fund
Investment portfolio
February 28, 2025
unaudited

Bonds, notes & other debt instruments 92.88% Corporate bonds, notes & loans 85.99% Financials 24.11%	Principal amount (000)	Value (000)
American Express Co. 1.65% 11/4/2026	USD29,158	$27,873
American Express Co. 2.55% 3/4/2027	4,360	4,206
American Express Co. 4.05% 5/3/2029	10,617	10,475
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[1]	10,983	11,076
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[1]	19,301	19,668
American International Group, Inc. 5.125% 3/27/2033	14,360	14,463
American International Group, Inc. 4.375% 6/30/2050	9,169	7,831
Aon Corp. 5.35% 2/28/2033	8,516	8,676
Aon Corp. 3.90% 2/28/2052	16,284	12,399
Aon North America, Inc. 5.45% 3/1/2034	45,190	46,257
Aon North America, Inc. 5.75% 3/1/2054	14,191	14,388
Arthur J. Gallagher & Co. 5.00% 2/15/2032	20,060	20,074
Arthur J. Gallagher & Co. 5.15% 2/15/2035	45,640	45,449
Arthur J. Gallagher & Co. 3.50% 5/20/2051	3,452	2,480
Arthur J. Gallagher & Co. 5.55% 2/15/2055	34,664	34,109
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[1]	4,145	3,815
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030)[1]	12,891	13,053
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	34,020	29,259
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	9,052	7,743
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	27,958	23,893
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[1]	26,173	27,410
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[1]	33,300	34,040
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[1]	410	272
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[1]	15,571	16,099
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030)[1]	39,190	39,619
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[1]	11,485	11,629
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[1]	39,878	40,639
Bank of Nova Scotia (The) 4.75% 2/2/2026	23,326	23,378
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	13,910	11,743
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	8,398	6,548
Blackstone, Inc. 5.00% 12/6/2034	18,163	17,958
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029)[1,2]	5,000	5,054
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,2]	15,000	15,819
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[1,2]	36,350	37,966
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	3,504	3,593
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	14,800	16,167
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	44,046	45,792
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[1]	23,275	23,115
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[1]	4,755	4,883
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[1]	9,484	10,069
Chubb INA Holdings, LLC 3.35% 5/3/2026	8,585	8,486
Chubb INA Holdings, LLC 5.00% 3/15/2034	77,669	78,006
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	349
Capital Group Central Corporate Bond Fund — Page 1 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[1]	USD3,725	$3,746
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028)[1]	33,094	33,191
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[1]	33,797	33,302
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[1]	5,556	5,012
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	27,368	24,389
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[1]	11,625	10,092
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[1]	65	56
Corebridge Financial, Inc. 3.90% 4/5/2032	15,703	14,601
Corebridge Global Funding 4.90% 12/3/2029[2]	18,100	18,188
Crédit Agricole SA 4.375% 3/17/2025[2]	6,115	6,114
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]	5,370	5,165
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	2,000	1,847
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[1]	25,650	25,158
Goldman Sachs Group, Inc. 3.50% 4/1/2025	33,751	33,717
Goldman Sachs Group, Inc. 2.60% 2/7/2030	6,239	5,644
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[1]	21,176	21,854
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[1]	6,195	6,240
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[1]	4,940	4,904
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030)[1]	20,623	20,881
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	1,000	849
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	12,519	10,742
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[1]	20,266	19,827
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[1]	25,605	26,066
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	20,000	14,392
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055)[1]	13,504	13,770
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	15,675	15,656
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[1]	1,994	2,118
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	41,629	38,123
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029)[1]	5,278	5,329
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	267	233
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[1]	38,833	38,782
Intercontinental Exchange, Inc. 5.25% 6/15/2031	7,708	7,925
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[1]	1,610	1,609
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[1]	400	398
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[1]	1,732	1,730
JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	355	346
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[1]	24,176	24,898
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[1]	35,387	35,703
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[1]	33,526	33,271
JPMorgan Chase & Co. 5.502% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030)[1]	4,290	4,352
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030)[1]	18,040	15,315
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	2,723	2,315
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[1]	3,398	2,941
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	3,167	2,800
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]	1,249	1,306
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[1]	44,363	44,791
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[1]	30,309	29,813
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035)[1]	75,749	77,754
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[1]	11,972	12,033
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	849	579
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	6,708	5,916
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	13,230	13,666
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	61,277	61,019
Capital Group Central Corporate Bond Fund — Page 2 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	USD1,777	$1,147
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	4,113	4,254
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	22,324	22,034
Mastercard, Inc. 4.55% 3/15/2028	19,988	20,157
Mastercard, Inc. 4.95% 3/15/2032	7,160	7,278
Mastercard, Inc. 4.875% 5/9/2034	28,276	28,427
Mastercard, Inc. 4.55% 1/15/2035	17,482	17,082
MetLife, Inc. 5.375% 7/15/2033	17,216	17,765
Metropolitan Life Global Funding I 0.95% 7/2/2025[2]	3,632	3,588
Metropolitan Life Global Funding I 5.05% 1/6/2028[2]	6,669	6,779
Metropolitan Life Global Funding I 2.95% 4/9/2030[2]	778	718
Metropolitan Life Global Funding I 1.55% 1/7/2031[2]	25,721	21,626
Morgan Stanley 3.875% 1/27/2026	7,796	7,755
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[1]	4,714	4,774
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[1]	1,872	1,976
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[1]	18,586	19,149
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[1]	22,910	23,268
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	11,205	9,390
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[1]	39,812	39,982
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[1]	5,986	6,137
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[1]	18,824	18,811
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[1]	91,793	90,949
National Australia Bank, Ltd. 5.181% 6/11/2034[2]	28,529	29,445
National Rural Utilities Cooperative Finance Corp. 3.25% 11/1/2025	715	709
National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027	2,500	2,433
New York Life Global Funding 2.35% 7/14/2026[2]	4,760	4,642
New York Life Global Funding 4.60% 12/5/2029[2]	20,164	20,229
New York Life Global Funding 1.20% 8/7/2030[2]	13,997	11,774
New York Life Global Funding 4.55% 1/28/2033[2]	5,051	4,926
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[2]	9,220	9,326
PNC Bank, National Association 4.775% 1/15/2027 (USD-SOFR + 0.504% on 1/15/2026)[1]	53,646	53,761
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]	12,214	12,554
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030)[1]	23,427	23,848
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[1]	16,159	17,957
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035)[1]	14,572	14,931
Prudential Financial, Inc. 3.878% 3/27/2028	325	320
Prudential Financial, Inc. 4.35% 2/25/2050	15,900	13,528
Prudential Financial, Inc. 3.70% 3/13/2051	7,435	5,606
RenaissanceRe Holdings Ltd. 5.80% 4/1/2035	13,885	14,302
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[1]	49,465	49,210
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030)[1]	26,495	26,881
Royal Bank of Canada 5.00% 2/1/2033	20,000	20,115
State Street Bank and Trust Co. 4.594% 11/25/2026	35,835	36,056
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[1]	9,388	9,480
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	18,475	18,827
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	6,207	6,450
Sumitomo Mitsui Financial Group, Inc. 5.776% 7/13/2033	10,601	11,141
Toronto-Dominion Bank (The) 4.568% 12/17/2026	15,000	15,026
Toronto-Dominion Bank (The) 4.861% 1/31/2028	7,582	7,647
Toronto-Dominion Bank (The) 4.783% 12/17/2029	23,311	23,360
Toronto-Dominion Bank (The) 5.298% 1/30/2032	16,632	16,942
Travelers Companies, Inc. 4.00% 5/30/2047	3,885	3,202
Travelers Companies, Inc. 4.05% 3/7/2048	2,753	2,267
Travelers Companies, Inc. 2.55% 4/27/2050	859	528
Capital Group Central Corporate Bond Fund — Page 3 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Travelers Companies, Inc. 5.45% 5/25/2053	USD4,404	$4,445
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[1]	13,480	13,561
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030)[1]	11,838	11,928
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035)[1]	14,941	15,126
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	8,195	7,961
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	749	727
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,2]	8,730	8,987
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]	3,405	2,905
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	9,670	8,645
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[1]	158	145
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030)[1]	18,787	19,099
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	3,293	2,959
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[1]	4,175	4,226
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[1]	7,602	7,758
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[1]	9,453	10,249
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[1]	16,265	16,229
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	22,017	19,130
		2,690,838
Health care 16.43%
AbbVie, Inc. 3.80% 3/15/2025	5,573	5,571
AbbVie, Inc. 3.60% 5/14/2025	7,960	7,941
AbbVie, Inc. 2.95% 11/21/2026	30,984	30,281
AbbVie, Inc. 4.80% 3/15/2029	45,310	45,803
AbbVie, Inc. 4.95% 3/15/2031	27,800	28,249
AbbVie, Inc. 5.05% 3/15/2034	69,978	70,748
AbbVie, Inc. 5.20% 3/15/2035	17,624	18,013
AbbVie, Inc. 5.35% 3/15/2044	3,825	3,860
AbbVie, Inc. 5.40% 3/15/2054	27,989	28,193
AbbVie, Inc. 5.50% 3/15/2064	7,975	8,009
Amgen, Inc. 2.20% 2/21/2027	4,014	3,846
Amgen, Inc. 5.15% 3/2/2028	19,901	20,234
Amgen, Inc. 3.00% 2/22/2029	3,843	3,629
Amgen, Inc. 4.05% 8/18/2029	14,530	14,169
Amgen, Inc. 2.45% 2/21/2030	6,250	5,632
Amgen, Inc. 2.30% 2/25/2031	6,250	5,449
Amgen, Inc. 2.00% 1/15/2032	12,963	10,822
Amgen, Inc. 4.20% 3/1/2033	43,000	40,780
Amgen, Inc. 5.25% 3/2/2033	38,376	38,981
Amgen, Inc. 3.15% 2/21/2040	3,515	2,725
Amgen, Inc. 5.60% 3/2/2043	11,710	11,802
Amgen, Inc. 3.375% 2/21/2050	8,850	6,388
Amgen, Inc. 4.20% 2/22/2052	2,715	2,185
Amgen, Inc. 4.875% 3/1/2053	5,975	5,354
Amgen, Inc. 5.65% 3/2/2053	46,487	46,644
Amgen, Inc. 4.40% 2/22/2062	7,664	6,236
Amgen, Inc. 5.75% 3/2/2063	18,450	18,491
AstraZeneca Finance, LLC 4.875% 3/3/2028	1,205	1,224
AstraZeneca Finance, LLC 1.75% 5/28/2028	21,258	19,600
AstraZeneca Finance, LLC 4.90% 3/3/2030	10,521	10,713
AstraZeneca Finance, LLC 4.90% 2/26/2031	17,430	17,722
AstraZeneca Finance, LLC 2.25% 5/28/2031	877	766
Capital Group Central Corporate Bond Fund — Page 4 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca Finance, LLC 4.875% 3/3/2033	USD9,437	$9,515
AstraZeneca Finance, LLC 5.00% 2/26/2034	12,500	12,664
AstraZeneca PLC 4.00% 1/17/2029	19,681	19,420
AstraZeneca PLC 1.375% 8/6/2030	751	638
Baxter International, Inc. 2.272% 12/1/2028	3,975	3,650
Baxter International, Inc. 2.539% 2/1/2032	32,129	27,600
Baxter International, Inc. 3.132% 12/1/2051	8,051	5,288
Becton, Dickinson and Co. 5.081% 6/7/2029	17,907	18,215
Boston Scientific Corp. 1.90% 6/1/2025	11,711	11,631
Bristol-Myers Squibb Co. 3.875% 8/15/2025	619	617
Bristol-Myers Squibb Co. 3.20% 6/15/2026	5,546	5,474
Bristol-Myers Squibb Co. 5.20% 2/22/2034	76,118	77,619
Bristol-Myers Squibb Co. 5.50% 2/22/2044	3,400	3,442
Bristol-Myers Squibb Co. 2.55% 11/13/2050	9,143	5,515
Bristol-Myers Squibb Co. 3.70% 3/15/2052	9,511	7,154
Bristol-Myers Squibb Co. 6.25% 11/15/2053	20,119	22,122
Bristol-Myers Squibb Co. 5.55% 2/22/2054	44,694	44,918
Bristol-Myers Squibb Co. 6.40% 11/15/2063	3,890	4,319
Bristol-Myers Squibb Co. 5.65% 2/22/2064	4,475	4,493
Centene Corp. 4.25% 12/15/2027	4,595	4,474
Centene Corp. 2.45% 7/15/2028	26,985	24,604
Centene Corp. 4.625% 12/15/2029	8,240	7,920
CVS Health Corp. 1.30% 8/21/2027	10,000	9,193
CVS Health Corp. 3.25% 8/15/2029	4,775	4,457
CVS Health Corp. 1.75% 8/21/2030	7,924	6,699
CVS Health Corp. 1.875% 2/28/2031	30,564	25,455
CVS Health Corp. 5.25% 2/21/2033	32,070	31,779
CVS Health Corp. 5.70% 6/1/2034	44,263	45,195
CVS Health Corp. 5.625% 2/21/2053	8,540	7,971
CVS Health Corp. 5.875% 6/1/2053	1,955	1,885
CVS Health Corp. 6.05% 6/1/2054	8,658	8,555
CVS Health Corp. 6.00% 6/1/2063	8,095	7,789
Elevance Health, Inc. 5.20% 2/15/2035	6,813	6,821
Elevance Health, Inc. 4.55% 5/15/2052	7,712	6,469
Elevance Health, Inc. 5.125% 2/15/2053	2,695	2,478
Elevance Health, Inc. 5.70% 2/15/2055	2,698	2,659
Elevance Health, Inc. 5.85% 11/1/2064	8,521	8,509
Eli Lilly and Co. 4.50% 2/9/2027	37,167	37,414
Eli Lilly and Co. 3.375% 3/15/2029	3,686	3,562
Eli Lilly and Co. 4.60% 8/14/2034	12,985	12,802
Eli Lilly and Co. 5.10% 2/12/2035	37,556	38,401
Eli Lilly and Co. 5.50% 2/12/2055	28,732	29,676
EMD Finance, LLC 3.25% 3/19/2025[2]	18,845	18,832
Gilead Sciences, Inc. 5.25% 10/15/2033	35,515	36,372
Gilead Sciences, Inc. 2.80% 10/1/2050	1,885	1,214
Gilead Sciences, Inc. 5.55% 10/15/2053	37,836	38,567
HCA, Inc. 4.125% 6/15/2029	2,250	2,184
HCA, Inc. 2.375% 7/15/2031	8,178	6,975
HCA, Inc. 3.625% 3/15/2032	6,778	6,137
HCA, Inc. 4.625% 3/15/2052	10,329	8,402
Humana, Inc. 5.375% 4/15/2031	25,961	26,195
Humana, Inc. 5.75% 4/15/2054	13,654	13,036
Johnson & Johnson 4.55% 3/1/2028	26,901	27,135
Johnson & Johnson 4.90% 6/1/2031	17,930	18,363
Capital Group Central Corporate Bond Fund — Page 5 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Johnson & Johnson 4.85% 3/1/2032	USD22,003	$22,389
Johnson & Johnson 4.95% 6/1/2034	20,170	20,677
Johnson & Johnson 5.00% 3/1/2035	11,576	11,834
Johnson & Johnson 2.25% 9/1/2050	1,450	864
Johnson & Johnson 5.25% 6/1/2054	3,620	3,682
Laboratory Corp. of America Holdings 4.80% 10/1/2034	21,948	21,343
Merck & Co., Inc. 1.70% 6/10/2027	20,527	19,431
Novartis Capital Corp. 2.00% 2/14/2027	5,000	4,802
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	5,725	5,733
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	20,000	19,817
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	65,138	63,028
Pfizer, Inc. 3.45% 3/15/2029	8,700	8,404
Pfizer, Inc. 1.70% 5/28/2030	17,700	15,404
Roche Holdings, Inc. 2.076% 12/13/2031[2]	42,002	35,774
Roche Holdings, Inc. 5.593% 11/13/2033[2]	17,864	18,880
Roche Holdings, Inc. 4.592% 9/9/2034[2]	2,946	2,902
Roche Holdings, Inc. 5.218% 3/8/2054[2]	13,295	13,177
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	296	291
Solventum Corp. 5.60% 3/23/2034	17,625	18,048
Stryker Corp. 5.20% 2/10/2035	15,675	15,917
UnitedHealth Group, Inc. 1.25% 1/15/2026	12,524	12,194
UnitedHealth Group, Inc. 3.875% 12/15/2028	2,500	2,447
UnitedHealth Group, Inc. 2.875% 8/15/2029	285	266
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,765	5,062
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,952	3,792
UnitedHealth Group, Inc. 5.35% 2/15/2033	5,556	5,682
UnitedHealth Group, Inc. 5.15% 7/15/2034	43,980	44,309
UnitedHealth Group, Inc. 3.05% 5/15/2041	12,150	9,030
UnitedHealth Group, Inc. 4.45% 12/15/2048	13,315	11,345
UnitedHealth Group, Inc. 3.70% 8/15/2049	2,760	2,076
UnitedHealth Group, Inc. 3.25% 5/15/2051	7,753	5,302
UnitedHealth Group, Inc. 4.75% 5/15/2052	20,281	17,718
UnitedHealth Group, Inc. 5.625% 7/15/2054	11,330	11,316
UnitedHealth Group, Inc. 4.95% 5/15/2062	3,590	3,171
UnitedHealth Group, Inc. 6.05% 2/15/2063	7,082	7,416
Viatris, Inc. 4.00% 6/22/2050	11,416	7,864
		1,833,920
Utilities 14.15%
AEP Texas, Inc. 3.45% 5/15/2051	5,193	3,594
AEP Transmission Co., LLC 5.15% 4/1/2034	11,675	11,721
AEP Transmission Co., LLC 2.75% 8/15/2051	4,095	2,563
Alabama Power Co. 5.85% 11/15/2033	4,100	4,330
Ameren Corp. 1.75% 3/15/2028	7,540	6,932
American Electric Power Co., Inc. 1.00% 11/1/2025	614	599
American Transmission Systems, Inc. 2.65% 1/15/2032[2]	20,450	17,626
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,893
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	6,675	6,665
CenterPoint Energy, Inc. 2.65% 6/1/2031	9,943	8,758
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[2]	7,637	7,349
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[2]	26,564	25,938
CMS Energy Corp. 3.00% 5/15/2026	5,000	4,906
Commonwealth Edison Co. 2.95% 8/15/2027	5,000	4,829
Commonwealth Edison Co. 3.125% 3/15/2051	2,000	1,346
Capital Group Central Corporate Bond Fund — Page 6 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Commonwealth Edison Co. 2.75% 9/1/2051	USD1,296	$806
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	14,377	12,300
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,175	2,172
Consumers Energy Co. 3.80% 11/15/2028	9,225	9,017
Consumers Energy Co. 3.60% 8/15/2032	8,530	7,922
Consumers Energy Co. 4.625% 5/15/2033	24,501	24,093
Dominion Energy, Inc. 3.30% 3/15/2025	6,227	6,222
Duke Energy Carolinas, LLC 2.45% 8/15/2029	13,675	12,556
Duke Energy Carolinas, LLC 2.55% 4/15/2031	3,362	2,973
Duke Energy Carolinas, LLC 3.70% 12/1/2047	777	600
Duke Energy Carolinas, LLC 5.35% 1/15/2053	12,525	12,234
Duke Energy Corp. 3.50% 6/15/2051	3,620	2,531
Duke Energy Corp. 5.00% 8/15/2052	4,223	3,774
Duke Energy Florida, LLC 3.20% 1/15/2027	10,387	10,184
Duke Energy Florida, LLC 1.75% 6/15/2030	12,027	10,392
Duke Energy Florida, LLC 5.875% 11/15/2033	8	9
Duke Energy Florida, LLC 5.95% 11/15/2052	3,664	3,798
Duke Energy Progress, LLC 2.00% 8/15/2031	7,802	6,626
Duke Energy Progress, LLC 2.50% 8/15/2050	2,109	1,263
Duke Energy Progress, LLC 2.90% 8/15/2051	8,825	5,664
Edison International 4.95% 4/15/2025	2,225	2,220
Edison International 4.125% 3/15/2028	18,726	17,846
Edison International 5.25% 11/15/2028	3,025	2,953
Edison International 5.45% 6/15/2029	12,367	12,105
Edison International 6.95% 11/15/2029	11,395	11,763
Edison International 5.25% 3/15/2032	20,572	19,510
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	17,556	20,112
Emera US Finance, LP 2.639% 6/15/2031	6,743	5,860
Entergy Corp. 2.80% 6/15/2030	437	396
Entergy Corp. 2.40% 6/15/2031	24,775	21,368
Entergy Corp. 3.75% 6/15/2050	1,675	1,225
Entergy Louisiana, LLC 3.12% 9/1/2027	5,975	5,795
Entergy Louisiana, LLC 1.60% 12/15/2030	5,600	4,719
Entergy Louisiana, LLC 5.35% 3/15/2034	4,650	4,737
Entergy Louisiana, LLC 2.90% 3/15/2051	1,595	1,020
Entergy Texas, Inc. 1.75% 3/15/2031	3,916	3,319
Eversource Energy 5.50% 1/1/2034	4,958	4,997
FirstEnergy Corp. 2.65% 3/1/2030	21,021	18,955
FirstEnergy Corp. 2.25% 9/1/2030	9,525	8,308
Florida Power & Light Co. 5.10% 4/1/2033	17,325	17,567
Florida Power & Light Co. 4.80% 5/15/2033	6,175	6,136
Florida Power & Light Co. 5.30% 6/15/2034	44,126	45,258
Florida Power & Light Co. 2.875% 12/4/2051	36,074	23,372
Florida Power & Light Co. 5.30% 4/1/2053	4,377	4,298
Florida Power & Light Co. 5.70% 3/15/2055	7,328	7,601
Georgia Power Co. 4.95% 5/17/2033	16,784	16,694
Georgia Power Co. 5.25% 3/15/2034	7,750	7,847
Jersey Central Power & Light Co. 2.75% 3/1/2032[2]	13,150	11,384
Jersey Central Power & Light Co. 5.10% 1/15/2035[2]	6,075	6,036
MidAmerican Energy Co. 3.65% 4/15/2029	2,853	2,758
MidAmerican Energy Co. 5.75% 11/1/2035	2,025	2,160
MidAmerican Energy Co. 3.15% 4/15/2050	5,000	3,445
NextEra Energy Capital Holdings, Inc. 5.45% 3/15/2035	2,294	2,321
Capital Group Central Corporate Bond Fund — Page 7 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
NiSource, Inc. 5.40% 6/30/2033	USD5,000	$5,068
Northern States Power Co. 2.25% 4/1/2031	7,934	6,927
Northern States Power Co. 2.90% 3/1/2050	2,450	1,617
Northern States Power Co. 2.60% 6/1/2051	11,383	6,970
Northern States Power Co. 4.50% 6/1/2052	2,790	2,422
Northern States Power Co. 5.10% 5/15/2053	5,915	5,628
Northern States Power Co. 5.40% 3/15/2054	20,816	20,691
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	9,395	9,184
Pacific Gas and Electric Co. 3.15% 1/1/2026	15,925	15,689
Pacific Gas and Electric Co. 2.10% 8/1/2027	43,674	40,790
Pacific Gas and Electric Co. 3.30% 12/1/2027	4,575	4,361
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,792	2,623
Pacific Gas and Electric Co. 4.65% 8/1/2028	4,646	4,579
Pacific Gas and Electric Co. 4.55% 7/1/2030	26,232	25,386
Pacific Gas and Electric Co. 2.50% 2/1/2031	104,323	89,944
Pacific Gas and Electric Co. 4.40% 3/1/2032	9,582	9,006
Pacific Gas and Electric Co. 5.90% 6/15/2032	12,853	13,184
Pacific Gas and Electric Co. 6.15% 1/15/2033	23,501	24,396
Pacific Gas and Electric Co. 6.40% 6/15/2033	28,564	30,174
Pacific Gas and Electric Co. 5.80% 5/15/2034	232	236
Pacific Gas and Electric Co. 5.70% 3/1/2035	20,750	21,020
Pacific Gas and Electric Co. 3.30% 8/1/2040	31,805	23,839
Pacific Gas and Electric Co. 4.95% 7/1/2050	22,109	19,098
Pacific Gas and Electric Co. 3.50% 8/1/2050	12,958	8,850
Pacific Gas and Electric Co. 6.15% 3/1/2055	14,288	14,472
PacifiCorp 5.45% 2/15/2034	12,884	12,985
PacifiCorp 3.30% 3/15/2051	17,811	12,001
PacifiCorp 2.90% 6/15/2052	29,513	18,102
PacifiCorp 5.35% 12/1/2053	8,900	8,338
PacifiCorp 5.50% 5/15/2054	32,358	30,979
PacifiCorp 5.80% 1/15/2055	29,228	29,174
PECO Energy Co. 5.25% 9/15/2054	14,355	13,916
Progress Energy, Inc. 7.00% 10/30/2031	6,700	7,525
Public Service Company of Colorado 3.20% 3/1/2050	5,860	3,995
Public Service Company of Colorado 2.70% 1/15/2051	6,634	4,112
Public Service Company of Colorado 5.25% 4/1/2053	6,675	6,331
Public Service Electric and Gas Co. 0.95% 3/15/2026	7,585	7,332
Public Service Electric and Gas Co. 3.65% 9/1/2028	2,115	2,062
Public Service Electric and Gas Co. 2.45% 1/15/2030	5,299	4,817
Public Service Electric and Gas Co. 1.90% 8/15/2031	2,773	2,358
Public Service Electric and Gas Co. 4.85% 8/1/2034	4,720	4,693
Public Service Electric and Gas Co. 5.05% 3/1/2035	23,685	23,850
Public Service Electric and Gas Co. 3.85% 5/1/2049	6,758	5,388
Public Service Electric and Gas Co. 2.70% 5/1/2050	4,432	2,811
Public Service Electric and Gas Co. 2.05% 8/1/2050	3,095	1,666
Public Service Electric and Gas Co. 5.30% 8/1/2054	9,198	8,968
Public Service Electric and Gas Co. 5.50% 3/1/2055	6,139	6,174
Puget Energy, Inc. 3.65% 5/15/2025	8,500	8,475
San Diego Gas & Electric Co. 4.95% 8/15/2028	5,069	5,130
Southern California Edison Co. 3.65% 3/1/2028	17,455	16,903
Southern California Edison Co. 5.30% 3/1/2028	1,500	1,514
Southern California Edison Co. 5.65% 10/1/2028	31,417	32,079
Southern California Edison Co. 4.20% 3/1/2029	16,970	16,480
Southern California Edison Co. 2.85% 8/1/2029	45,563	41,719
Capital Group Central Corporate Bond Fund — Page 8 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.25% 6/1/2030	USD18,451	$16,129
Southern California Edison Co. 2.50% 6/1/2031	13,668	11,723
Southern California Edison Co. 5.45% 6/1/2031	11,477	11,641
Southern California Edison Co. 2.75% 2/1/2032	7,838	6,675
Southern California Edison Co. 5.95% 11/1/2032	6,341	6,521
Southern California Edison Co. 5.20% 6/1/2034	1,221	1,198
Southern California Edison Co. 5.45% 3/1/2035	16,567	16,473
Southern California Edison Co. 4.50% 9/1/2040	15,000	13,118
Southern California Edison Co. 3.60% 2/1/2045	8,243	6,045
Southern California Edison Co. 4.00% 4/1/2047	12,322	9,434
Southern California Edison Co. 3.65% 2/1/2050	4,000	2,841
Southern California Edison Co. 2.95% 2/1/2051	11,584	7,250
Southern California Edison Co. 3.65% 6/1/2051	5,374	3,775
Southern California Edison Co. 3.45% 2/1/2052	261	177
Southern California Edison Co. 5.75% 4/15/2054	5,917	5,697
Southern California Edison Co. 5.90% 3/1/2055	19,583	19,453
Southwestern Electric Power Co. 3.25% 11/1/2051	15,875	10,572
Union Electric Co. 2.625% 3/15/2051	3,600	2,229
Union Electric Co. 5.125% 3/15/2055	10,701	10,102
Virginia Electric & Power 2.40% 3/30/2032	2,100	1,799
WEC Energy Group, Inc. 5.15% 10/1/2027	3,243	3,290
Wisconsin Electric Power Co. 4.60% 10/1/2034	5,975	5,821
Wisconsin Electric Power Co. 5.05% 10/1/2054	2,975	2,791
Wisconsin Power and Light Co. 1.95% 9/16/2031	5,900	4,975
Wisconsin Power and Light Co. 3.65% 4/1/2050	800	600
Wisconsin Public Service Corp. 2.85% 12/1/2051	7,684	4,958
Xcel Energy, Inc. 2.60% 12/1/2029	19,141	17,351
Xcel Energy, Inc. 2.35% 11/15/2031	34,852	29,372
Xcel Energy, Inc. 5.45% 8/15/2033	17,671	17,848
Xcel Energy, Inc. 5.50% 3/15/2034	10,400	10,511
Xcel Energy, Inc. 3.50% 12/1/2049	6,013	4,251
		1,578,921
Industrials 6.06%
BAE Systems PLC 5.30% 3/26/2034[2]	46,170	46,906
BAE Systems PLC 5.50% 3/26/2054[2]	2,623	2,636
Boeing Co. (The) 2.75% 2/1/2026	39,990	39,242
Boeing Co. (The) 2.196% 2/4/2026	25,000	24,400
Boeing Co. (The) 3.10% 5/1/2026	7,750	7,613
Boeing Co. (The) 3.25% 2/1/2028	30,764	29,405
Boeing Co. (The) 5.15% 5/1/2030	18,913	18,943
Boeing Co. (The) 3.625% 2/1/2031	4,658	4,306
Boeing Co. (The) 6.388% 5/1/2031	31,431	33,502
Boeing Co. (The) 6.528% 5/1/2034	4,408	4,724
Boeing Co. (The) 3.90% 5/1/2049	8,164	5,924
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	4,717	3,222
Canadian National Railway Co. 4.375% 9/18/2034	18,624	17,909
Canadian National Railway Co. 6.125% 11/1/2053	4,393	4,911
Canadian Pacific Railway Co. 3.00% 12/2/2041	4,002	2,943
Canadian Pacific Railway Co. 3.10% 12/2/2051	18,725	12,635
Carrier Global Corp. 5.90% 3/15/2034	6,617	6,997
Carrier Global Corp. 6.20% 3/15/2054	1,320	1,437
CSX Corp. 3.80% 3/1/2028	28,360	27,872
CSX Corp. 4.25% 3/15/2029	12,943	12,815
Capital Group Central Corporate Bond Fund — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CSX Corp. 2.40% 2/15/2030	USD5,892	$5,322
CSX Corp. 4.10% 11/15/2032	10,489	10,030
CSX Corp. 5.20% 11/15/2033	7,415	7,599
CSX Corp. 4.30% 3/1/2048	14,250	12,182
CSX Corp. 4.50% 3/15/2049	6,729	5,950
CSX Corp. 2.50% 5/15/2051	12,071	7,255
Emerson Electric Co. 1.80% 10/15/2027	14,050	13,190
Emerson Electric Co. 1.95% 10/15/2030	5,950	5,193
Hexcel Corp. 5.875% 2/26/2035	6,026	6,208
Honeywell International, Inc. 1.95% 6/1/2030	1,936	1,704
Honeywell International, Inc. 4.75% 2/1/2032	18,051	18,077
Ingersoll-Rand, Inc. 5.45% 6/15/2034	7,967	8,131
Johnson Controls International PLC 4.90% 12/1/2032	14,345	14,313
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,971	8,111
Norfolk Southern Corp. 2.55% 11/1/2029	3,485	3,191
Norfolk Southern Corp. 5.05% 8/1/2030	14,320	14,572
Norfolk Southern Corp. 4.45% 3/1/2033	5,753	5,594
Norfolk Southern Corp. 3.40% 11/1/2049	2,406	1,737
Norfolk Southern Corp. 5.35% 8/1/2054	15,816	15,521
Northrop Grumman Corp. 4.70% 3/15/2033	31,860	31,418
Northrop Grumman Corp. 4.90% 6/1/2034	11,160	11,083
Northrop Grumman Corp. 4.95% 3/15/2053	6,083	5,596
RTX Corp. 4.125% 11/16/2028	4,205	4,146
RTX Corp. 1.90% 9/1/2031	8,014	6,702
RTX Corp. 6.10% 3/15/2034	11,414	12,269
RTX Corp. 2.82% 9/1/2051	6,000	3,762
RTX Corp. 3.03% 3/15/2052	5,000	3,265
RTX Corp. 6.40% 3/15/2054	13,866	15,497
Union Pacific Corp. 3.75% 7/15/2025	388	387
Union Pacific Corp. 2.40% 2/5/2030	3,000	2,713
Union Pacific Corp. 2.80% 2/14/2032	31,546	27,984
Union Pacific Corp. 2.891% 4/6/2036	49,415	40,891
Union Pacific Corp. 3.375% 2/14/2042	4,360	3,437
Union Pacific Corp. 4.30% 3/1/2049	2,800	2,398
Union Pacific Corp. 3.25% 2/5/2050	424	301
Union Pacific Corp. 3.50% 2/14/2053	6,170	4,522
Union Pacific Corp. 5.60% 12/1/2054	4,318	4,414
Union Pacific Corp. 3.839% 3/20/2060	3,297	2,467
Union Pacific Corp. 3.75% 2/5/2070	2,443	1,710
Waste Management, Inc. 1.50% 3/15/2031	3,889	3,258
Waste Management, Inc. 4.95% 3/15/2035	15,303	15,323
		675,765
Consumer staples 5.70%
Altria Group, Inc. 5.625% 2/6/2035	17,170	17,465
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	25,627	25,868
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	7,500	7,133
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	6,511	6,555
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,500	2,544
BAT Capital Corp. 3.215% 9/6/2026	11,050	10,830
BAT Capital Corp. 4.70% 4/2/2027	6,420	6,432
BAT Capital Corp. 3.557% 8/15/2027	47,755	46,592
BAT Capital Corp. 3.462% 9/6/2029	2,000	1,896
BAT Capital Corp. 4.906% 4/2/2030	2,500	2,509
Capital Group Central Corporate Bond Fund — Page 10 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 6.421% 8/2/2033	USD15,511	$16,666
BAT Capital Corp. 6.00% 2/20/2034	6,964	7,289
BAT Capital Corp. 4.54% 8/15/2047	111	91
BAT Capital Corp. 4.758% 9/6/2049	2,283	1,919
BAT Capital Corp. 5.65% 3/16/2052	3,687	3,501
BAT International Finance PLC 3.95% 6/15/2025[2]	8,250	8,222
Campbell’s Co. (The) 5.40% 3/21/2034	8,339	8,484
Campbell’s Co. (The) 4.75% 3/23/2035	34,197	33,057
Coca-Cola Co. 5.00% 5/13/2034	24,502	25,017
Coca-Cola Co. 4.65% 8/14/2034	3,321	3,301
Coca-Cola Co. 5.30% 5/13/2054	8,888	8,878
Coca-Cola Co. 5.20% 1/14/2055	25,449	25,045
Coca-Cola Co. 5.40% 5/13/2064	14,795	14,769
Conagra Brands, Inc. 4.60% 11/1/2025	6,790	6,788
Constellation Brands, Inc. 3.60% 2/15/2028	2,813	2,734
Constellation Brands, Inc. 2.875% 5/1/2030	3,082	2,804
Constellation Brands, Inc. 2.25% 8/1/2031	24,098	20,460
Constellation Brands, Inc. 4.75% 5/9/2032	24,906	24,423
Constellation Brands, Inc. 4.90% 5/1/2033	11,113	10,903
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,194	1,192
Keurig Dr Pepper, Inc. 3.80% 5/1/2050	2,434	1,860
Kroger Co. 5.00% 9/15/2034	12,584	12,417
Philip Morris International, Inc. 1.50% 5/1/2025	1,004	999
Philip Morris International, Inc. 3.375% 8/11/2025	27,395	27,274
Philip Morris International, Inc. 4.875% 2/13/2026	25,000	25,084
Philip Morris International, Inc. 3.375% 8/15/2029	2,363	2,249
Philip Morris International, Inc. 2.10% 5/1/2030	9,300	8,212
Philip Morris International, Inc. 1.75% 11/1/2030	12,193	10,431
Philip Morris International, Inc. 4.75% 11/1/2031	12,576	12,531
Philip Morris International, Inc. 5.75% 11/17/2032	7,503	7,873
Philip Morris International, Inc. 5.375% 2/15/2033	7,900	8,088
Philip Morris International, Inc. 5.625% 9/7/2033	16,910	17,593
Philip Morris International, Inc. 5.25% 2/13/2034	8,055	8,158
Philip Morris International, Inc. 4.90% 11/1/2034	26,270	25,898
Procter & Gamble Co. 4.35% 1/29/2029	25,858	26,051
Procter & Gamble Co. 4.15% 10/24/2029	16,867	16,853
Reynolds American, Inc. 4.45% 6/12/2025	20,220	20,205
Reynolds American, Inc. 5.85% 8/15/2045	15,050	14,684
Target Corp. 4.50% 9/15/2034	25,687	24,914
Walmart, Inc. 4.50% 4/15/2053	13,134	11,883
		636,624
Information technology 4.70%
Accenture Capital, Inc. 4.25% 10/4/2031	16,922	16,570
Accenture Capital, Inc. 4.50% 10/4/2034	47,592	46,195
Amphenol Corp. 5.00% 1/15/2035	18,075	18,122
Amphenol Corp. 5.375% 11/15/2054	850	849
Analog Devices, Inc. 2.10% 10/1/2031	6,258	5,376
Analog Devices, Inc. 5.05% 4/1/2034	17,317	17,633
Analog Devices, Inc. 2.80% 10/1/2041	4,230	3,113
Analog Devices, Inc. 2.95% 10/1/2051	7,728	5,127
Analog Devices, Inc. 5.30% 4/1/2054	17,096	16,965
Broadcom, Inc. 4.75% 4/15/2029	3,562	3,573
Broadcom, Inc. 4.15% 11/15/2030	1,789	1,733
Capital Group Central Corporate Bond Fund — Page 11 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.469% 4/15/2034[2]	USD30,845	$27,272
Broadcom, Inc. 4.80% 10/15/2034	2,079	2,036
Broadcom, Inc. 4.926% 5/15/2037[2]	20,881	20,265
Cisco Systems, Inc. 5.05% 2/26/2034	75,498	76,636
Cisco Systems, Inc. 5.10% 2/24/2035	30,092	30,606
Cisco Systems, Inc. 5.30% 2/26/2054	9,701	9,691
Cisco Systems, Inc. 5.35% 2/26/2064	4,021	3,975
Microchip Technology, Inc. 4.90% 3/15/2028	10,639	10,679
Microchip Technology, Inc. 5.05% 3/15/2029	38,775	39,107
Microchip Technology, Inc. 5.05% 2/15/2030	24,025	24,127
Oracle Corp. 5.50% 8/3/2035	91,459	93,474
Oracle Corp. 6.00% 8/3/2055	9,064	9,267
ServiceNow, Inc. 1.40% 9/1/2030	23,104	19,516
Texas Instruments, Inc. 4.60% 2/8/2029	5,952	6,006
Texas Instruments, Inc. 4.85% 2/8/2034	7,450	7,488
Texas Instruments, Inc. 5.15% 2/8/2054	9,618	9,317
		524,718
Communication services 4.22%
AT&T, Inc. 2.30% 6/1/2027	1,221	1,163
AT&T, Inc. 4.35% 3/1/2029	19,002	18,826
AT&T, Inc. 4.30% 2/15/2030	15,022	14,745
AT&T, Inc. 2.25% 2/1/2032	12,533	10,573
AT&T, Inc. 2.55% 12/1/2033	7,369	6,070
AT&T, Inc. 5.40% 2/15/2034	27,631	28,263
AT&T, Inc. 3.50% 9/15/2053	61,136	42,622
Charter Communications Operating, LLC 4.908% 7/23/2025	1,729	1,727
Charter Communications Operating, LLC 3.75% 2/15/2028	1,400	1,355
Charter Communications Operating, LLC 4.20% 3/15/2028	3,945	3,859
Charter Communications Operating, LLC 2.80% 4/1/2031	4,864	4,217
Charter Communications Operating, LLC 4.40% 4/1/2033	8,000	7,297
Charter Communications Operating, LLC 3.70% 4/1/2051	44,316	28,713
Charter Communications Operating, LLC 3.90% 6/1/2052	5,600	3,724
Charter Communications Operating, LLC 5.25% 4/1/2053	52,831	43,844
Comcast Corp. 4.80% 5/15/2033	8,122	8,008
Comcast Corp. 5.30% 6/1/2034	42,445	43,168
Comcast Corp. 5.65% 6/1/2054	36,973	36,728
Meta Platforms, Inc. 4.75% 8/15/2034	6,571	6,546
Meta Platforms, Inc. 5.40% 8/15/2054	6,896	6,877
Netflix, Inc. 4.90% 8/15/2034	7,752	7,768
Netflix, Inc. 5.40% 8/15/2054	5,002	5,036
T-Mobile USA, Inc. 3.50% 4/15/2025	6,142	6,133
T-Mobile USA, Inc. 1.50% 2/15/2026	5,250	5,098
T-Mobile USA, Inc. 2.05% 2/15/2028	2,185	2,039
T-Mobile USA, Inc. 3.875% 4/15/2030	14,841	14,217
T-Mobile USA, Inc. 2.55% 2/15/2031	7,659	6,747
T-Mobile USA, Inc. 5.15% 4/15/2034	1,677	1,685
T-Mobile USA, Inc. 3.00% 2/15/2041	12,986	9,572
T-Mobile USA, Inc. 3.40% 10/15/2052	23,466	16,198
T-Mobile USA, Inc. 5.50% 1/15/2055	2,290	2,222
Verizon Communications, Inc. 1.68% 10/30/2030	6,715	5,708
Verizon Communications, Inc. 1.75% 1/20/2031	10,248	8,669
Verizon Communications, Inc. 2.55% 3/21/2031	2,849	2,508
Verizon Communications, Inc. 2.355% 3/15/2032	455	386
Capital Group Central Corporate Bond Fund — Page 12 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 4.78% 2/15/2035[2]	USD16,723	$16,336
Verizon Communications, Inc. 2.65% 11/20/2040	31,866	22,636
Verizon Communications, Inc. 3.40% 3/22/2041	9,712	7,606
Verizon Communications, Inc. 2.875% 11/20/2050	2,503	1,607
Verizon Communications, Inc. 3.875% 3/1/2052	784	602
Verizon Communications, Inc. 5.50% 2/23/2054	609	605
Verizon Communications, Inc. 2.987% 10/30/2056	12,009	7,445
Vodafone Group PLC 4.25% 9/17/2050	1,900	1,503
		470,651
Energy 4.07%
BP Capital Markets America, Inc. 4.893% 9/11/2033	30,915	30,540
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	11,363	11,251
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	11,548	11,362
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	2,690	2,429
Chevron Corp. 1.554% 5/11/2025	1,950	1,939
Chevron Corp. 2.236% 5/11/2030	11,086	9,921
Chevron Corp. 3.078% 5/11/2050	2,914	2,011
Chevron USA, Inc. 0.687% 8/12/2025	4,896	4,815
Chevron USA Inc. 4.405% 2/26/2027	36,121	36,260
Chevron USA, Inc. 1.018% 8/12/2027	6,577	6,095
Chevron USA, Inc. 3.25% 10/15/2029	4,050	3,861
Chevron USA, Inc. 2.343% 8/12/2050	1,497	882
ConocoPhillips Co. 4.70% 1/15/2030	15,000	15,092
ConocoPhillips Co. 3.80% 3/15/2052	8,143	6,150
ConocoPhillips Co. 5.30% 5/15/2053	5,564	5,290
ConocoPhillips Co. 5.55% 3/15/2054	2,170	2,146
ConocoPhillips Co. 5.50% 1/15/2055	63,287	62,105
Devon Energy Corp. 5.75% 9/15/2054	37,645	35,314
Eni SpA 5.50% 5/15/2034[2]	11,190	11,321
Eni SpA 5.95% 5/15/2054[2]	11,151	11,041
Enterprise Products Operating, LLC 4.95% 2/15/2035	7,791	7,736
EOG Resources, Inc. 5.65% 12/1/2054	12,000	12,115
Equinor ASA 3.70% 4/6/2050	3,550	2,737
Exxon Mobil Corp. 2.992% 3/19/2025	1,142	1,141
Exxon Mobil Corp. 2.61% 10/15/2030	1,850	1,677
Exxon Mobil Corp. 3.452% 4/15/2051	21,062	15,343
Petroleos Mexicanos 4.50% 1/23/2026	5,371	5,263
Petroleos Mexicanos 6.875% 8/4/2026	4,349	4,343
Petroleos Mexicanos 6.50% 3/13/2027	11,700	11,491
Petroleos Mexicanos 6.50% 1/23/2029	15,810	14,871
Saudi Arabian Oil Co. 5.75% 7/17/2054[2]	12,565	12,089
Shell Finance US, Inc. 2.75% 4/6/2030	25,000	22,950
Shell Finance US, Inc. 3.25% 4/6/2050	17,000	11,912
Shell International Finance BV 3.875% 11/13/2028	1,849	1,818
Shell International Finance BV 3.00% 11/26/2051	2,085	1,378
TotalEnergies Capital International SA 2.986% 6/29/2041	2,066	1,526
TotalEnergies Capital International SA 3.127% 5/29/2050	12,809	8,751
TotalEnergies Capital SA 4.724% 9/10/2034	11,144	10,951
TotalEnergies Capital SA 5.488% 4/5/2054	15,221	15,015
TotalEnergies Capital SA 5.275% 9/10/2054	22,640	21,713
		454,645
Capital Group Central Corporate Bond Fund — Page 13 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 3.39%	Principal amount (000)	Value (000)
Amazon.com, Inc. 1.50% 6/3/2030	USD7,522	$6,514
Amazon.com, Inc. 3.60% 4/13/2032	17,571	16,558
American Honda Finance Corp. 1.20% 7/8/2025	2,546	2,516
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	6,155	6,181
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[2]	3,467	3,510
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[2]	12,783	12,778
Daimler Trucks Finance North America, LLC 5.625% 1/13/2035[2]	9,460	9,588
Ford Motor Co. 3.25% 2/12/2032	6,305	5,265
Ford Motor Credit Co., LLC 3.375% 11/13/2025	240	237
Ford Motor Credit Co., LLC 6.95% 3/6/2026	1,390	1,411
Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,070	1,091
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	193
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	196
Ford Motor Credit Co., LLC 4.95% 5/28/2027	2,435	2,409
Ford Motor Credit Co., LLC 4.125% 8/17/2027	855	826
Ford Motor Credit Co., LLC 3.815% 11/2/2027	220	211
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,545	1,608
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	186
Ford Motor Credit Co., LLC 6.80% 5/12/2028	4,405	4,551
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,322	8,642
Ford Motor Credit Co., LLC 2.90% 2/10/2029	810	731
Ford Motor Credit Co., LLC 7.35% 3/6/2030	960	1,020
Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,740	3,936
Ford Motor Credit Co., LLC 4.00% 11/13/2030	2,000	1,822
Ford Motor Credit Co., LLC 3.625% 6/17/2031	570	498
General Motors Financial Co., Inc. 5.45% 9/6/2034	3,455	3,381
General Motors Financial Co., Inc. 5.90% 1/7/2035	8,289	8,362
Home Depot, Inc. 2.50% 4/15/2027	3,400	3,280
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,706
Home Depot, Inc. 1.375% 3/15/2031	3,028	2,514
Home Depot, Inc. 4.85% 6/25/2031	26,260	26,576
Home Depot, Inc. 4.95% 6/25/2034	36,270	36,507
Home Depot, Inc. 3.125% 12/15/2049	1,102	767
Home Depot, Inc. 5.30% 6/25/2054	49,668	48,911
Hyundai Capital America 2.375% 10/15/2027[2]	1,745	1,645
Hyundai Capital America 4.55% 9/26/2029[2]	16,992	16,794
Marriott International, Inc. 5.35% 3/15/2035	16,380	16,410
McDonald’s Corp. 5.00% 5/17/2029	3,400	3,462
McDonald’s Corp. 3.60% 7/1/2030	5,888	5,614
McDonald’s Corp. 4.95% 3/3/2035	63,666	63,429
McDonald’s Corp. 4.60% 5/26/2045	1,962	1,757
McDonald’s Corp. 4.45% 3/1/2047	5,665	4,902
McDonald’s Corp. 3.625% 9/1/2049	4,467	3,351
McDonald’s Corp. 5.15% 9/9/2052	10,121	9,587
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[2]	5,000	5,403
Starbucks Corp. 4.85% 2/8/2027	18,627	18,787
		378,623
Real estate 2.31%
Alexandria Real Estate Equities, Inc. 4.30% 1/15/2026	1,400	1,396
Boston Properties, LP 2.55% 4/1/2032	1,489	1,231
Boston Properties, LP 2.45% 10/1/2033	2,723	2,149
Boston Properties, LP 6.50% 1/15/2034	5,579	5,920
Boston Properties, LP 5.75% 1/15/2035	50,549	50,241
Capital Group Central Corporate Bond Fund — Page 14 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
COPT Defense Properties, LP 2.25% 3/15/2026	USD4,255	$4,142
Crown Castle, Inc. 5.00% 1/11/2028	11,077	11,174
Crown Castle, Inc. 2.50% 7/15/2031	5,874	5,064
Crown Castle, Inc. 5.80% 3/1/2034	11,218	11,640
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	49,388	50,661
Equinix, Inc. 3.20% 11/18/2029	9,053	8,458
Equinix, Inc. 2.15% 7/15/2030	7,728	6,776
ERP Operating, LP 4.65% 9/15/2034	9,449	9,152
Kilroy Realty, LP 6.25% 1/15/2036	5,132	5,157
Prologis, LP 4.75% 6/15/2033	5,665	5,587
Prologis, LP 5.125% 1/15/2034	15,137	15,270
Prologis, LP 5.00% 3/15/2034	8,500	8,498
Prologis, LP 5.00% 1/31/2035	8,000	7,991
Prologis, LP 5.25% 6/15/2053	9,031	8,777
Prologis, LP 5.25% 3/15/2054	1,855	1,805
Public Storage Operating Co. 2.30% 5/1/2031	2,792	2,440
VICI Properties, LP 4.95% 2/15/2030	13,400	13,328
VICI Properties, LP 5.125% 5/15/2032	20,803	20,511
		257,368
Materials 0.85%
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	11,814	11,960
Dow Chemical Co. (The) 5.15% 2/15/2034	13,901	13,821
Dow Chemical Co. (The) 4.80% 5/15/2049	21,763	18,628
Dow Chemical Co. (The) 3.60% 11/15/2050	1,874	1,318
Dow Chemical Co. (The) 5.60% 2/15/2054	11,858	11,342
Dow Chemical Co. (The) 5.95% 3/15/2055	2,425	2,405
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	628	426
Nutrien, Ltd. 5.80% 3/27/2053	1,742	1,775
OCI NV 6.70% 3/16/2033[2]	5,726	6,048
Sherwin-Williams Co. 2.20% 3/15/2032	8,365	7,068
Sherwin-Williams Co. 2.90% 3/15/2052	3,515	2,243
Vale Overseas, Ltd. 6.40% 6/28/2054	18,220	18,325
		95,359
Total corporate bonds, notes & loans		9,597,432
U.S. Treasury bonds & notes 5.68% U.S. Treasury 5.68%
U.S. Treasury 4.125% 1/31/2027	15,923	15,958
U.S. Treasury 4.125% 2/28/2027	39,923	40,027
U.S. Treasury 3.75% 8/15/2027[3]	10,941	10,883
U.S. Treasury 3.375% 9/15/2027	1,213	1,196
U.S. Treasury 4.125% 11/15/2027	11,967	12,011
U.S. Treasury 4.25% 2/15/2028	34,899	35,173
U.S. Treasury 4.00% 7/31/2029	3,336	3,335
U.S. Treasury 4.25% 1/31/2030	93,613	94,597
U.S. Treasury 4.00% 2/28/2030	248,257	248,170
U.S. Treasury 4.375% 5/15/2034	1	1
U.S. Treasury 4.625% 2/15/2035	37,159	38,436
U.S. Treasury 4.625% 11/15/2044[3]	108,955	110,075
U.S. Treasury 4.75% 2/15/2045	2,571	2,647
U.S. Treasury 4.50% 11/15/2054	21,901	21,932
		634,441
Capital Group Central Corporate Bond Fund — Page 15 of 20

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 0.94%	Principal amount (000)	Value (000)
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,4]	USD9,953	$9,031
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,4]	9,269	9,127
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,4]	701	644
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,4]	6,625	6,324
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,4]	85,198	79,314
		104,440
Bonds & notes of governments & government agencies outside the U.S. 0.23%
Abu Dhabi (Emirate of) 5.50% 4/30/2054[2]	6,505	6,602
Panama (Republic of) 8.00% 3/1/2038	4,363	4,566
Saudi Arabia (Kingdom of) 5.375% 1/13/2031[2]	9,040	9,194
United Mexican States 7.375% 5/13/2055	5,295	5,534
		25,896
Municipals 0.04% Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,715	5,021
Total bonds, notes & other debt instruments (cost: $10,541,026,000)		10,367,230
Short-term securities 7.37% Money market investments 7.37%	Shares
Capital Group Central Cash Fund 4.37%[5,6]	8,219,979	822,162
Total short-term securities (cost: $822,063,000)		822,162
Total investment securities 100.25% (cost: $11,363,089,000)		11,189,392
Other assets less liabilities (0.25)%		(28,167)
Net assets 100.00%		$11,161,225
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2025 (000)
U.S Treasury Contracts	Long	8,974	6/30/2025	USD1,059,773	$11,544
U.S Treasury Contracts	Long	910	6/30/2025	101,095	1,044
U.S Treasury Contracts	Long	2,728	7/3/2025	294,454	2,449
2 Year U.S. Treasury Note Futures	Long	3,839	7/3/2025	794,553	3,232
10 Year Ultra U.S. Treasury Note Futures	Short	13,893	6/30/2025	(1,587,275)	(29,028)
30 Year Ultra U.S. Treasury Bond Futures	Short	539	6/30/2025	(66,903)	(1,076)
					$(11,835)
Capital Group Central Corporate Bond Fund — Page 16 of 20

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2025 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD333,130	$(7,336)	$(7,499)	$163
Investments in affiliates6

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Short-term securities 7.37%
Money market investments 7.37%
Capital Group Central Cash Fund 4.37%[5]	$575,264	$3,363,371	$3,116,578	$121	$(16)	$822,162	$24,309

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $807,678,000, which represented 7.24% of the net assets of the fund.

[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,605,000, which represented .18% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Rate represents the seven-day yield at 2/28/2025.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Capital Group Central Corporate Bond Fund — Page 17 of 20

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $3,903,731,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $349,928,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Group Central Corporate Bond Fund — Page 18 of 20

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$9,597,432	$—	$9,597,432
U.S. Treasury bonds & notes	—	634,441	—	634,441
Asset-backed obligations	—	104,440	—	104,440
Bonds & notes of governments & government agencies outside the U.S.	—	25,896	—	25,896
Municipals	—	5,021	—	5,021
Short-term securities	822,162	—	—	822,162
Total	$822,162	$10,367,230	$—	$11,189,392

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$18,269	$—	$—	$18,269
Unrealized appreciation on centrally cleared credit default swaps	—	163	—	163
Liabilities:
Unrealized depreciation on futures contracts	(30,104)	—	—	(30,104)
Total	$(11,835)	$163	$—	$(11,672)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Capital Group Central Corporate Bond Fund — Page 19 of 20

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-137-0425
Capital Group Central Corporate Bond Fund — Page 20 of 20